Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
NYLI VP Indexed Bond Portfolio
(the “Portfolio”)
Supplement dated September 26, 2024 (“Supplement”)
to the Summary Prospectus dated May 1, 2024, as revised August 12, 2024,
Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.
At a meeting held on September 24‑25, 2024, the Board of Trustees (“Board”) of New York Life Investments VP Funds Trust, after careful consideration of a number of factors and upon the recommendation of the Portfolio’s Manager, New York Life Investment Management LLC, approved a proposal to liquidate the Portfolio pursuant to the terms of a plan of liquidation. Investors who own shares of the Portfolio on September 26, 2024 may continue to purchase shares of the Portfolio, including through dividend reinvestments, through October 5, 2024. The Portfolio will be liquidated on or about October 14, 2024 (“Liquidation Date”). These dates may be changed without notice at the discretion of the Portfolio’s officers.
Effective on the Liquidation Date, all references to the Portfolio in the Summary Prospectus, Prospectus and SAI are hereby deleted.

NYLI VP Indexed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
NYLI VP Indexed Bond Portfolio
(the “Portfolio”)
Supplement dated September 26, 2024 (“Supplement”)
to the Summary Prospectus dated May 1, 2024, as revised August 12, 2024,
Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.
At a meeting held on September 24‑25, 2024, the Board of Trustees (“Board”) of New York Life Investments VP Funds Trust, after careful consideration of a number of factors and upon the recommendation of the Portfolio’s Manager, New York Life Investment Management LLC, approved a proposal to liquidate the Portfolio pursuant to the terms of a plan of liquidation. Investors who own shares of the Portfolio on September 26, 2024 may continue to purchase shares of the Portfolio, including through dividend reinvestments, through October 5, 2024. The Portfolio will be liquidated on or about October 14, 2024 (“Liquidation Date”). These dates may be changed without notice at the discretion of the Portfolio’s officers.
Effective on the Liquidation Date, all references to the Portfolio in the Summary Prospectus, Prospectus and SAI are hereby deleted.